Offsets	Mar. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94116
Initial Filing Date	Mar. 13, 2024
Fee Offset Claimed	$ 2,026.50
Explanation for Claimed Amount	An aggregate fee of $12,683.00 was paid with the filing of the Schedule TO-I by PGIM Private Real Estate Fund, Inc. (File No. 005-94116) on March 13, 2024 (the "March 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2024 Schedule TO-I filed on April 16, 2024 was $634.22. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $12,048.78 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset a portion of the filing fee in connection with the filing of the Schedule TO-I on June 27, 2024 (the "June 2024 Schedule TO-I"). More specifically, $12,683.00 from the filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the final transaction fee due for the June 2024 Schedule TO-I filing, and a portion of the remaining $11,394.74 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on September 27, 2024. Furthermore, a portion of the remaining $10,595.13 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on December 30, 2024. Moreover, a portion of the remaining $9,693.86 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on March 27, 2025. A portion of the remaining $8,415.36 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on June 27, 2025. Further, a portion of the remaining $6,808.73 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on September 29, 2025. Lastly, a portion of the remaining $4,757.14 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on December 29, 2025. Now, a portion of the remaining $2,814.80 filing fee paid in connection with the March 2024 Schedule TO-I is being used to offset the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	PGIM Private Real Estate Fund, Inc.
Form or Filing Type	SC TO
File Number	005-94116
Filing Date	Mar. 13, 2024
Fee Paid with Fee Offset Source	$ 12,683.00